Short-Term Borrowings (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings
	As of
	June 30, 2024	December 31, 2024
	RMB	RMB
		(Unaudited)
Short-term borrowings
Xiamen International Bank Co., Ltd.	4,700,000	4,550,000
Total	4,700,000	4,550,000

	As of June 30,
	2023	2024
	RMB	RMB
Short-term borrowings
Xiamen International Bank Co., Ltd. (“Xiamen International”)	7,220,000	4,700,000
Total	7,220,000	4,700,000